Stockholders' equity - Share capital (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Aug. 10, 2017
Stockholders' equity
Shares outstanding	5,126,258,410	5,197,432,093	5,153,374,926
Shares in treasury	158,216,372
Total issued shares	5,284,474,782	5,284,474,782	5,244,316,120
Amounts per class of shares (in millions)	$ 61,614
Total authorized shares	7,000,000,000
Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	1,075,773,534
BNDESPar
Stockholders' equity
Shares outstanding	342,484,176
Bradespar S.A.
Stockholders' equity
Shares outstanding	296,009,366
Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,211,272,764
FMP-FGTS
Stockholders' equity
Shares outstanding	54,638,358
PIBB-Fund
Stockholders' equity
Shares outstanding	2,300,038
Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,235,808,225
Institutional investors
Stockholders' equity
Shares outstanding	332,021,902
Retail investors in Brazil
Stockholders' equity
Shares outstanding	289,602,980
Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12
Common share
Stockholders' equity
Shares outstanding	5,126,258,398	5,197,432,081	3,185,653,000
Shares in treasury	158,216,372	87,042,689	31,535,402
Total issued shares	5,284,474,770	5,284,474,770
Amounts per class of shares (in millions)	$ 61,614
Total authorized shares	7,000,000,000
Common share | Litel Participacoes S.A. and Litela Participacoes S.A.
Stockholders' equity
Shares outstanding	1,075,773,534
Common share | BNDESPar
Stockholders' equity
Shares outstanding	342,484,176
Common share | Bradespar S.A.
Stockholders' equity
Shares outstanding	296,009,366
Common share | Mitsui & Co., Ltd
Stockholders' equity
Shares outstanding	286,347,055
Common share | Foreign investors-ADRs
Stockholders' equity
Shares outstanding	1,211,272,764
Common share | FMP-FGTS
Stockholders' equity
Shares outstanding	54,638,358
Common share | PIBB-Fund
Stockholders' equity
Shares outstanding	2,300,038
Common share | Foreign institutional investors in local market
Stockholders' equity
Shares outstanding	1,235,808,225
Common share | Institutional investors
Stockholders' equity
Shares outstanding	332,021,902
Common share | Retail investors in Brazil
Stockholders' equity
Shares outstanding	289,602,980
Preferred share
Stockholders' equity
Shares outstanding	12	12	1,967,721,926
Shares in treasury			59,405,792
Total issued shares	12	12
Preferred share | Brazilian Government (Golden Share)
Stockholders' equity
Shares outstanding	12